RESERVE FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserve for unpaid loss and loss adjustment expenses at beginning of period / year	$ 798,339	$ 794,243	$ 794,243
Reinsurance recoverables on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(226,233)	(213,663)	(213,663)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	603,321	559,940	572,106	$ 580,580
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	157,707	143,370	251,592
Prior accident years	(30,562)	(19,574)	(35,810)
Net loss and loss adjustment expenses	127,145	123,796	215,782
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(5,784)	(13,333)	(36,088)
Prior accident years	(90,146)	(131,103)	(188,119)
Net loss and loss adjustment expenses paid	(95,930)	(144,436)	(224,207)
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	0	0	(49)
Reinsurance recoverables on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	239,567	241,556	226,233
Reserve for unpaid loss and loss adjustment expenses at end of period / year	$ 842,888	$ 801,496	$ 798,339